Short-Term Bank Loans (Details) ¥ in Millions				12 Months Ended
		Jan. 03, 2024 USD ($)	Sep. 28, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Aug. 20, 2024 USD ($)	Aug. 20, 2024 CNY (¥)	Aug. 12, 2024 USD ($)	Aug. 12, 2024 CNY (¥)	Jul. 31, 2024 USD ($)	Jul. 31, 2024 CNY (¥)	Jul. 30, 2024 USD ($)	Jul. 30, 2024 CNY (¥)	Jan. 03, 2024 CNY (¥)	Sep. 28, 2023 CNY (¥)
Short Term Bank Loan [Line Items]
Bank borrow				$ 11,322,440	$ 4,113,000		$ 1,426,000	¥ 10.0	$ 1,426,000	¥ 10.0	$ 1,426,000	¥ 10.0
Loan agreements, period				1 year
Fixed interest rate				3.00%
Incurred interest expenses				$ 239,369	5,319
Industrial and Commercial Bank of China [Member]
Short Term Bank Loan [Line Items]
Bank borrow	[1]			4,278,000	4,113,000
Industrial and Commercial Bank of China [Member] | Changzhou Zhongjin [Member]
Short Term Bank Loan [Line Items]
Bank borrow			$ 4,113,000													¥ 30.0
Fixed interest rate			2.90%													2.90%
Industrial and Commercial Bank of China [Member] | Changzhou Zhongjin [Member]
Short Term Bank Loan [Line Items]
Loan agreements, period			1 year
China Merchants Bank [Member]
Short Term Bank Loan [Line Items]
Bank borrow	[2]			1,426,000
China Merchants Bank [Member] | Changzhou Zhongjin [Member]
Short Term Bank Loan [Line Items]
Bank borrow		$ 1,426,000													¥ 10.0
Fixed interest rate		2.80%													2.80%
China Merchants Bank [Member] | Changzhou Zhongjin [Member]
Short Term Bank Loan [Line Items]
Loan agreements, period		1 year
Agricultural Bank of China [Member]
Short Term Bank Loan [Line Items]
Bank borrow	[3]			2,837,740
Agricultural Bank of China [Member] | Changzhou Zhongjin [Member]
Short Term Bank Loan [Line Items]
Bank borrow		$ 2,837,740													¥ 19.9
Fixed interest rate		2.95%													2.95%
Agricultural Bank of China [Member] | Changzhou Zhongjin [Member]
Short Term Bank Loan [Line Items]
Loan agreements, period		1 year
Jiangsu Bank [Member]
Short Term Bank Loan [Line Items]
Bank borrow	[4]			$ 1,426,000
Jiangsu Bank [Member] | Changzhou Zhongjin [Member]
Short Term Bank Loan [Line Items]
Bank borrow													$ 1,426,000	¥ 10.0
Fixed interest rate													3.00%	3.00%

[1]

On September 28, 2023, Changzhou Zhongjin signed a loan agreement with Industrial and Commercial Bank of China to borrow $4,113,000 (RMB 30.0 million) as working capital for one year, with a maturity date of September 25, 2024. The loan has a fixed interest rate of 2.90% per annum. The loan was repaid in full upon maturity.

On July 31, 2024, August 12, 2024 and August 20, 2024, Changzhou Zhongjin entered into three loan agreements with Industrial and Commercial Bank to borrow $1,426,000 (RMB 10.0 million), $1,426,000 (RMB 10.0 million) and $1,426,000 (RMB 10.0 million) as working capital for one year, with a maturity date of July 28, 2025, August 5, 2025 and August 11, 2025, respectively. These loans have a fixed interest rate of 3% per annum.

[2]	On January 3, 2024, Changzhou Zhongjin entered into a loan agreement with China Merchants Bank to borrow $1,426,000 (RMB 10.0 million) as working capital. The loan has a fixed interest rate of 2.80% per annum and matures in one year. The Company’s major shareholder Mr. Erqi Wang, signed a maximum guarantee agreement with China Merchants Bank to provide personal credit guarantees for the loan.
[3]	On January 3, 2024, Changzhou Zhongjin entered into a loan agreement with Agricultural Bank of China to borrow $2,837,740 (RMB 19.9 million) as working capital. The loan has a fixed interest rate of 2.95% per annum and matures in one year.
[4]	On July 30, 2024, Changzhou Zhongjin entered into a loan agreement with Jiangsu Bank to borrow $1,426,000 (RMB 10.0 million) as working capital. The loan has a fixed interest rate of 3% per annum and matures in one year.